Employee Future Benefits - Components of AOCI and Regulatory Assets and Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Regulatory assets (Note 8 (ii))	CAD 3,045	CAD 2,933
Regulatory liabilities (Note 8 (ii))	(3,446)	(2,183)
Defined Benefit Pension Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses	22	19
Unamortized past service costs	1	1
Income tax recovery	(5)	(5)
Accumulated other comprehensive loss (Note 19)	18	15
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses	443	479
Past service credits	(11)	(11)
Amount deferred due to actions of regulators	10	12
Net regulatory assets	442	480
Regulatory assets (Note 8 (ii))	442	480
Regulatory liabilities (Note 8 (ii))	0	0
OPEB Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses	0	0
Unamortized past service costs	3	2
Income tax recovery	(1)	(1)
Accumulated other comprehensive loss (Note 19)	2	1
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses	17	53
Past service credits	(23)	(31)
Amount deferred due to actions of regulators	27	32
Net regulatory assets	21	54
Regulatory assets (Note 8 (ii))	68	96
Regulatory liabilities (Note 8 (ii))	CAD (47)	CAD (42)